Virtus Alternative Solutions Trust

Supplement dated April 10, 2017 to the Prospectuses and Statement of Additional Information

(“SAI”) dated April 10, 2017

Virtus Equity Trust

Supplement dated April 10, 2017 to the Prospectuses and SAI dated April 10, 2017

Virtus Opportunities Trust

Supplement dated April 10, 2017 to the Prospectuses and SAI dated April 10, 2017

Virtus Retirement Trust

Supplement dated April 10, 2017 to the Prospectuses and SAI dated April 10, 2017

Important Notice

Availability of Shares

Class T Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

AllTrusts/ClassTNotAvailable (4/2017)